Stockholder's Deficit	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
Stockholder's Deficit

NOTE 7 – STOCKHOLDER’S DEFICIT

Common Stock

On August 22, 2013, the Company’s Board authorized a 225:1 reverse stock split. All share and per share data in the accompanying financial statements and footnotes has been adjusted retrospectively for the effects of the stock split.

On October 12, 2013, the Company issued by director’s resolution, 10,000,000 shares of newly issued common stock for the purchase of a Memorandum of Understanding (dated September 2, 2013) from a related company (Five Arrows Limited); which gave Kibush Capital Corporation the right to acquire 80% ownership in Instacash Pty Ltd, an Australian Currency Services provider, and corporate trustee of the Instacash Trust. As this transaction was with a related party, the value was recorded at the par value of the stock i.e. $0.001 per share of common stock.

Between October 23, 2013 and September 30, 2014, the Company issued a total of 3,274,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $3,274 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

On February 28, 2014, the Company issued by director’s resolution, 40,000,000 shares of newly issued common stock to conclude a Assignment and Bill of Sale (dated February 14, 2014) from a related company (Five Arrows Limited); which gave Kibush Capital Corporation the right to enter into a Joint Venture contract with the leaseholders of certain Mining Leases in Papua New Guinea. As this transaction was with a related party, the value was recorded at par value of the stock i.e. $0.001 per share of common stock.

Between November 1, 2014 and March 31, 2015, the Company issued a total of 4,560,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $3,274 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between April 1, 2016 and September 30, 2016, the Company issued a total of 190,114,175 shares of common stock upon the requests from convertible note holders to convert principal totaling $190,114 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between October 1, 2016 and December 31, 2016, the Company issued a total of 208,879,614 shares of common stock upon the requests from convertible note holders to convert principal totaling $208,880 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between January 1, 2017 and March 31, 2017, the Company issued a total of 9,375,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $9,375 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between April 1, 2017 and June 30, 2017, the Company issued a total of 405,000,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $405,000 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

On August 23, 2017, the Company’s Board authorized a 1:25 reverse stock split. All share and per share data in the accompanying financial statements and footnotes has been adjusted retrospectively for the effects of the stock split.

Between October 1, 2017 and December 31, 2017, the Company issued a total of 180,395,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $180,395 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between January 1, 2018 and March 31, 2018, the Company issued a total of 139,000,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $139,000 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between April 1, 2018 and June 30, 2018, the Company issued a total of 120,000,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $120,000 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Preferred Stock

Preferred stock includes 50,000,000 shares authorized at $0.001 par value, of which 10,000,000 have been designated Series A and 25,000,000 designated as Series B. A total of 3,000,000 shares of Series A preferred stock are issued and outstanding as of March 31, 2020, and September 30, 2019. A total of 34,999,899 shares of Series B preferred stock were outstanding as of March 31, 2020 and a total of 101 Series C Preference Shares issued and outstanding as of March 31, 2020.

Issued Preference Share B

On January 9, 2020, the Board of Directors, with the approval of a majority vote of the shareholders approved the filing of a Certificate of Amendment of Designation of the Company’s Series B Preferred Stock (“Series B Preferred Stock”). The Board of Directors authorized the increase of authorized shares of the Series B Preferred Stock to 34,999,899 shares by filing the Certificate of Amendment of Designation with the Nevada Secretary of State. The terms of the Certificate of Amendment of Designation of the Series B Preferred Stock, which was filed and approved by the State of Nevada on January 9, 2020 have not otherwise changed as previously filed and disclosed.

NOTE 7 – STOCKHOLDER’S DEFICIT

Common Stock

On August 22, 2013, the Company’s Board authorized a 225:1 reverse stock split. All share and per share data in the accompanying financial statements and footnotes has been adjusted retrospectively for the effects of the stock split.

On October 12, 2013, the Company issued by director’s resolution, 10,000,000 shares of newly issued common stock for the purchase of a Memorandum of Understanding (dated September 2, 2013) from a related company (Five Arrows Limited); which gave Kibush Capital Corporation the right to acquire 80% ownership in Instacash Pty Ltd, an Australian Currency Services provider, and corporate trustee of the Instacash Trust. As this transaction was with a related party, the value was recorded at the par value of the stock i.e. $0.001 per share of common stock.

Between October 23, 2013 and September 30, 2014, the Company issued a total of 3,274,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $3,274 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

On February 28, 2014, the Company issued by director’s resolution, 40,000,000 shares of newly issued common stock to conclude a Assignment and Bill of Sale (dated February 14, 2014) from a related company (Five Arrows Limited); which gave Kibush Capital Corporation the right to enter into a Joint Venture contract with the leaseholders of certain Mining Leases in Papua New Guinea. As this transaction was with a related party, the value was recorded at par value of the stock i.e. $0.001 per share of common stock.

Between November 1, 2014 and March 31, 2015, the Company issued a total of 4,560,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $3,274 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between April 1, 2016 and September 30, 2016, the Company issued a total of 190,114,175 shares of common stock upon the requests from convertible note holders to convert principal totaling $190,114 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between October 1, 2016 and December 31, 2016, the Company issued a total of 208,879,614 shares of common stock upon the requests from convertible note holders to convert principal totaling $208,880 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between January 1, 2017 and March 31, 2017, the Company issued a total of 9,375,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $9,375 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

Between April 1, 2017 and June 30, 2017, the Company issued a total of 405,000,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $405,000 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

On August 23, 2017, the Company’s Board authorized a 1:25 reverse stock split. All share and per share data in the accompanying financial statements and footnotes has been adjusted retrospectively for the effects of the stock split.

Preferred Stock

Preferred stock includes 50,000,000 shares authorized at $0.001 par value, of which 10,000,000 have been designated Series A and 5,000,000 designated as Series B. A total of 3,000,000 shares of Series A preferred stock are issued and outstanding as of September 30, 2018, and September 30, 2019. These Series A preferred shares are owned by our Officer and Director, Warren Sheppard. A total of 20,000,000 shares of Series B preferred stock were outstanding as of September 30, 2018, September 30, 2019. These Series B preferred shares are owned by our Officer and Director, Warren Sheppard. Through his ownership of the 3,000,000 shares of Series A and 15,000,000 shares of Series B preferred Stock, Mr. Sheppard will retain majority voting control over the Company even if his ownership of common stock falls below 51% as a result of this Offering. No shares of preferred stock are offered for sale in this Offering.